Reverse Acquisition (Schedule of identifiable assets and liabilities) (Details) - USD ($)		3 Months Ended	9 Months Ended		12 Months Ended
	Feb. 06, 2019	Jun. 30, 2018	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Mar. 31, 2018
Assets
Property and equipment, net		$ 4,254,451	$ 62,194		$ 26,765
Inventory		586,764	929,210		648,715
Total Assets		7,784,986	3,943,798		1,962,332
Liabilities
Accounts payable		771,080	1,891,348		690,882
Accrued expenses		146,978	259,179		597,351
Total Liabilities		7,482,716	9,851,595		6,572,214
Noncash consideration for net assets of Entertainment					(92,700)
Gain on Sale				$ 60,688	$ 60,688
Entertainment [Member]
Assets
Cash	$ 36,290
Property and equipment, net	4,006,426
Receivables	4,500
Inventory	5,610
Other assets	1,522,714
Total Assets	5,575,540
Liabilities
Accounts payable	22,424
Debt	5,393,620
Accrued expenses	127,484
Total Liabilities	5,543,528
Net Assets	32,012
Noncash consideration for net assets of Entertainment	92,700
Gain on Sale	$ 60,688